OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred contract costs and prepaid expenses	[1]	$ 5,503	$ 3,689
Deposits		350	300
Other non-current assets		$ 5,853	$ 3,989

[1]	See Note 1W.